Shareholder Report	12 Months Ended	88 Months Ended
	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
Entity Central Index Key	0000924211
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000016319 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	Investor Class
Trading Symbol	TWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 12.93% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.93%	9.18%	8.00%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000016321 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	I Class
Trading Symbol	AAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 13.16% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.16%	9.38%	8.20%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000016320 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	A Class
Trading Symbol	ACVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 12.63% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.63%	8.91%	7.72%
A Class - with sales charge	6.15%	7.63%	7.09%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000016324 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	C Class
Trading Symbol	ASTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$172	1.62%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 11.73% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.73%	8.10%	6.92%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000016318 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R Class
Trading Symbol	AAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 12.38% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.38%	8.62%	7.45%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000189654 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R5 Class
Trading Symbol	ASAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 13.14% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	13.14%	9.41%	9.18%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000131619 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Aggressive Fund
Class Name	R6 Class
Trading Symbol	AAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 13.23% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.23%	9.56%	8.37%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 662,512,290	$ 662,512,290
Holdings Count | holding	814	814
Advisory Fees Paid, Amount	$ 3,185,115
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.6%
Common Stocks	30.9%
U.S. Treasury Securities	8.6%
Corporate Bonds	1.3%
Sovereign Governments and Agencies	1.2%
Collateralized Loan Obligations	0.2%
Preferred Stocks	0.2%
Asset-Backed Securities	0.1%
Municipal Securities	0.0%
Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Mortgage-Backed Securities	0.0%
Exchange-Traded Funds	0.0%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.4)%

C000016333 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	Investor Class
Trading Symbol	TWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 9.37% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.37%	5.63%	5.07%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000016335 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	I Class
Trading Symbol	ACCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 9.59% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.59%	5.85%	5.28%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000016334 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	A Class
Trading Symbol	ACCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 9.12% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.12%	5.34%	4.82%
A Class - with sales charge	2.84%	4.10%	4.20%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000016338 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	C Class
Trading Symbol	AACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$179	1.72%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 8.37% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.37%	4.58%	4.04%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000016332 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R Class
Trading Symbol	AACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 8.86% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.86%	5.13%	4.57%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000189656 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R5 Class
Trading Symbol	AACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 9.57% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.57%	5.84%	5.87%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000131621 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Conservative Fund
Class Name	R6 Class
Trading Symbol	AACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 9.76% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.76%	5.97%	5.44%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 323,616,822	$ 323,616,822
Holdings Count | holding	831	831
Advisory Fees Paid, Amount	$ 1,906,662
Investment Company, Portfolio Turnover	30.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	37.3%
U.S. Treasury Securities	23.8%
Common Stocks	18.3%
Sovereign Governments and Agencies	5.2%
Corporate Bonds	2.9%
Collateralized Loan Obligations	1.1%
Preferred Stocks	0.4%
Asset-Backed Securities	0.4%
Municipal Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Exchange-Traded Funds	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	9.8%
Other Assets and Liabilities	0.0%

C000016325 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	Investor Class
Trading Symbol	TWSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 11.30% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.30%	7.48%	6.63%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000016327 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	I Class
Trading Symbol	ASAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 11.50% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.50%	7.73%	6.85%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000016326 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	A Class
Trading Symbol	ACOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 10.89% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.89%	7.21%	6.35%
A Class - with sales charge	4.51%	5.95%	5.73%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000016330 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	C Class
Trading Symbol	ASTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 10.09% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.09%	6.43%	5.57%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000016331 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R Class
Trading Symbol	ASMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 10.55% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.55%	6.94%	6.09%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000189655 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R5 Class
Trading Symbol	ASMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 11.50% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.50%	7.69%	7.64%	4/10/17
Russell 3000	21.07%	14.23%	13.65%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.31%	—
S&P 500	22.15%	15.00%	14.32%	—
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	2.06%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%

C000131620 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Allocation: Moderate Fund
Class Name	R6 Class
Trading Symbol	ASMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 11.52% for the reporting period ended July 31, 2024.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equity holdings contributed meaningfully to performance. U.S. stocks did very well from late 2023 through mid-2024 as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid worries about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generally fared better as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds did very well.
•	Non-U.S. fixed-income holdings produced positive results. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.52%	7.87%	6.99%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
S&P 500	22.15%	15.00%	13.15%
Bloomberg U.S. 1-3 Month Treasury Bill	5.51%	2.22%	1.54%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 754,098,529	$ 754,098,529
Holdings Count | holding	838	838
Advisory Fees Paid, Amount	$ 4,378,042
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	46.0%
Common Stocks	25.7%
U.S. Treasury Securities	14.0%
Sovereign Governments and Agencies	2.9%
Corporate Bonds	1.7%
Collateralized Loan Obligations	1.0%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%
Preferred Stocks	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Municipal Securities	0.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	8.9%
Other Assets and Liabilities	(1.0)%